Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (11.7%)
	Goodman Group	7,548,826	168,780
	Scentre Group	19,362,197	46,338
	Stockland	8,917,445	31,615
	GPT Group	7,123,959	23,207
	Vicinity Ltd.	14,414,846	22,696
	Charter Hall Group	1,758,527	22,656
	Mirvac Group	14,676,538	21,058
	Dexus	3,994,829	18,035
	Lendlease Corp. Ltd.	2,444,107	8,215
	National Storage REIT	5,182,708	7,947
	Charter Hall Long Wale REIT	2,441,014	6,477
	Region Group	4,327,509	6,476
	HomeCo Daily Needs REIT	6,686,014	5,496
	Charter Hall Retail REIT	1,924,575	4,783
	BWP Trust	2,059,784	4,728
	Ingenia Communities Group	1,389,151	4,669
	Centuria Industrial REIT	1,986,242	4,043
	Waypoint REIT Ltd.	2,499,460	4,031
	Centuria Capital Group	3,097,512	3,665
	Arena REIT	1,483,108	3,490
	DigiCo Infrastructure REIT	1,446,861	3,044
	Charter Hall Social Infrastructure REIT	1,250,929	2,377
	Abacus Storage King	1,999,909	2,050
	Rural Funds Trust	1,447,301	1,689
	Growthpoint Properties Australia Ltd.	1,009,511	1,584
	Dexus Industria REIT	788,604	1,420
	Cromwell Property Group	5,176,702	1,376
	Abacus Group	1,670,778	1,291
	Centuria Office REIT	1,523,079	1,240
[1]	Lifestyle Communities Ltd.	423,069	1,197
	HealthCo REIT	1,580,086	793
	BWP Property Group Ltd.	15,361	35
			436,501
Austria (0.2%)
[1]	CA Immobilien Anlagen AG	158,596	4,224
*,1	CPI Europe AG	128,308	2,665
			6,889
Belgium (1.8%)
	Warehouses De Pauw CVA	663,791	15,490
	Aedifica SA	176,548	12,992
	Cofinimmo SA	141,464	12,279
	Montea NV	76,976	5,731
	VGP NV	49,574	5,213
	Xior Student Housing NV	138,228	4,878
[1]	Shurgard Self Storage Ltd. (XBRU)	113,607	4,508
	Retail Estates NV	46,848	3,481
	Care Property Invest NV	138,523	1,956
			66,528
Brazil (0.2%)
	Allos SA	657,481	2,502
	Iguatemi SA (BVMF)	467,793	1,732
	JHSF Participacoes SA	1,123,825	1,034
	Multiplan Empreendimentos Imobiliarios SA	214,639	970
	Moura Dubeux Engenharia SA	166,203	671
	Lavvi Empreendimentos Imobiliarios SA	269,245	590
	LOG Commercial Properties e Participacoes SA	127,527	479
	SYN prop e tech SA	206,900	251
			8,229

		Shares	Market Value ($000)
Canada (2.0%)
	Canadian Apartment Properties REIT	292,054	9,327
	RioCan REIT	538,887	6,864
	Choice Properties REIT	595,921	6,103
	Granite REIT	111,729	5,894
	First Capital REIT	385,161	5,167
	SmartCentres REIT	263,963	4,839
	Boardwalk REIT	88,643	4,571
	Dream Industrial REIT	520,615	4,328
	H&R REIT	475,904	3,981
	Allied Properties REIT	232,665	2,905
	Killam Apartment REIT	217,225	2,872
	StorageVault Canada Inc.	847,972	2,840
[1]	InterRent REIT	254,356	2,432
[1]	CT REIT	199,403	2,219
	Crombie REIT	198,263	2,058
	Primaris REIT	184,471	1,964
[1]	NorthWest Healthcare Properties REIT	457,180	1,564
	DREAM Unlimited Corp. Class A	79,890	1,204
	Slate Grocery REIT Class U	107,686	1,107
[1]	Artis REIT	180,035	968
[1]	Morguard North American Residential REIT	65,501	856
[1]	Nexus Industrial REIT	128,352	703
[1,2]	Minto Apartment REIT	67,615	683
	Dream Office REIT	28,638	345
			75,794
Chile (0.3%)
	Parque Arauco SA	2,461,470	5,021
	Cencosud Shopping SA	1,764,055	3,446
	Plaza SA	1,221,313	2,580
			11,047
China (5.1%)
	China Resources Land Ltd.	10,609,446	38,904
	China Overseas Land & Investment Ltd.	13,828,710	23,917
[2]	China Resources Mixc Lifestyle Services Ltd.	2,206,400	10,246
[2]	Longfor Group Holdings Ltd.	7,287,008	9,070
	Country Garden Services Holdings Co. Ltd.	7,814,000	6,461
*,1	Sunac China Holdings Ltd.	28,723,000	5,693
*,1	China Vanke Co. Ltd. Class H	8,187,483	5,195
	Greentown China Holdings Ltd.	3,694,814	4,647
	C&D International Investment Group Ltd.	2,093,000	4,222
	China Jinmao Holdings Group Ltd.	20,035,054	3,645
	Yuexiu Property Co. Ltd.	5,517,982	3,245
*	Seazen Group Ltd.	9,454,666	3,014
	Greentown Service Group Co. Ltd.	4,928,000	3,000
	Onewo Inc. Class H	1,039,500	2,968
[1]	Shoucheng Holdings Ltd.	10,898,000	2,569
	Poly Property Services Co. Ltd. Class H	577,600	2,564
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	463,086	2,069
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,103,912	1,911
*	Hopson Development Holdings Ltd.	3,925,289	1,890
	Hainan Airport Infrastructure Co. Ltd. Class A	3,439,476	1,873
*,2	Evergrande Property Services Group Ltd.	19,265,500	1,860
	China Overseas Grand Oceans Group Ltd.	6,191,079	1,528
	Poly Property Group Co. Ltd.	7,427,048	1,464
*,3	Quzhou Xin'an Development Co. Ltd. Class A	2,580,362	1,462
*	Seazen Holdings Co. Ltd. Class A	684,375	1,386
	Youngor Group Co. Ltd. Class A	1,353,097	1,381
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	941,439	1,304
	Shui On Land Ltd.	12,974,538	1,268
[2]	Sunac Services Holdings Ltd.	5,459,000	1,244
*	Poly Developments & Holdings Group Co. Ltd. Class A	990,072	1,097
	Yuexiu REIT	9,372,970	1,062
[2]	A-Living Smart City Services Co. Ltd.	2,751,750	1,034
*	Shenzhen Investment Ltd.	8,762,201	1,002
*	Greenland Holdings Corp. Ltd. Class A	3,728,855	997
	Shanghai Lingang Holdings Corp. Ltd. Class A	698,380	896
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	718,388	868
	Ever Sunshine Services Group Ltd.	3,264,000	861

		Shares	Market Value ($000)
*,1	Radiance Holdings Group Co. Ltd.	2,403,000	857
*,3	Joy City Property Ltd.	17,895,500	847
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	994,648	811
*	China Vanke Co. Ltd. Class A	842,993	753
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,345,026	745
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	586,563	716
*,1	Gemdale Properties & Investment Corp. Ltd.	19,220,000	698
*	Gemdale Corp. Class A	1,325,224	691
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,035,013	690
*,1	CIFI Holdings Group Co. Ltd.	20,502,000	690
	Chengdu Hi-tech Development Co. Ltd. Class A	107,107	678
*,1	Logan Group Co. Ltd.	5,386,984	644
	China Enterprise Co. Ltd. Class A	1,547,719	627
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	227,509	596
	C&D Property Management Group Co. Ltd.	1,578,000	572
	Yuexiu Services Group Ltd.	1,516,500	570
*	Vantone Neo Development Group Co. Ltd. Class A	570,307	557
	Shanghai Wanye Enterprises Co. Ltd. Class A	274,470	556
	Huafa Industrial Co. Ltd. Zhuhai Class A	813,319	541
	Nanjing Gaoke Co. Ltd. Class A	511,590	538
	China Merchants Property Operation & Service Co. Ltd. Class A	311,437	535
	China World Trade Center Co. Ltd. Class A	183,439	520
*,1	Shimao Group Holdings Ltd.	5,202,500	514
*	SOHO China Ltd.	6,926,545	512
*	Jinke Smart Services Group Co. Ltd. Class H	582,300	502
*	Agile Group Holdings Ltd.	7,648,159	462
	Shanghai SMI Holding Co. Ltd. Class A	750,294	453
*	Zhuhai Zhumian Group Co. Ltd.	546,718	439
*	Red Star Macalline Group Corp. Ltd. Class A	1,037,181	424
*,2	Red Star Macalline Group Corp. Ltd. Class H	2,122,636	424
	Tibet Urban Development & Investment Co. Ltd. Class A	271,735	411
*	Cinda Real Estate Co. Ltd. Class A	734,722	393
*	Beijing Urban Construction Investment & Development Co. Ltd. Class A	609,443	392
*	Grandjoy Holdings Group Co. Ltd. Class A	924,203	387
*	Financial Street Holdings Co. Ltd. Class A	917,551	373
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	249,212	373
*	China Fortune Land Development Co. Ltd. Class A	1,172,610	353
	China Sports Industry Group Co. Ltd. Class A	276,200	353
*,3	S-Enjoy Service Group Co. Ltd.	953,000	340
	Lushang Freda Pharmaceutical Co. Ltd. Class A	284,470	330
*,1	Sino-Ocean Group Holding Ltd.	20,949,426	328
*	Shenzhen Zhenye Group Co. Ltd. Class A	381,700	327
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	149,800	326
*	Bright Real Estate Group Co. Ltd. Class A	657,700	324
*	Jiangsu Dagang Co. Ltd. Class A	164,600	319
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	401,700	316
	Shanghai Huitong Energy Resources Co. Ltd. Class A	61,200	312
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	768,024	301
*,1,2	Shimao Services Holdings Ltd.	3,010,000	295
*	Shunfa Hengneng Corp. Class A	698,320	294
	Shenzhen SEG Co. Ltd. Class A	258,880	292
	Greattown Holdings Ltd. Class A	672,671	291
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	262,488	281
*	Beijing Capital Development Co. Ltd. Class A	733,374	267
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	505,100	265
	Suning Universal Co. Ltd. Class A	873,947	264
	Shanghai Industrial Development Co. Ltd. Class A	540,600	259
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	340,600	257
	Hainan Expressway Co. Ltd. Class A	275,300	256
*	RiseSun Real Estate Development Co. Ltd. Class A	1,255,088	245
	Haining China Leather Market Co. Ltd. Class A	386,900	240
*	Winnovation Culturaltainment Development Ltd. Class A	1,059,100	239
*	China Union Holdings Ltd. Class A	430,287	218
	Shenzhen Heungkong Holding Co. Ltd. Class A	915,600	214
*	Hefei Urban Construction Development Co. Ltd. Class A	219,807	210
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	306,100	210
*	China South City Holdings Ltd.	14,838,111	208
*	Shenzhen Properties & Resources Development Group Ltd. Class A	172,384	203
*,1	Powerlong Real Estate Holdings Ltd.	4,426,139	202
*	China Wuyi Co. Ltd. Class A	510,178	190

		Shares	Market Value ($000)
*	Beijing North Star Co. Ltd. Class A	763,100	187
*	Sanxiang Impression Co. Ltd. Class A	379,600	186
	Rongan Property Co. Ltd. Class A	677,126	178
	Guangdong Shirongzhaoye Co. Ltd. Class A	223,300	171
*,1	LVGEM China Real Estate Investment Co. Ltd.	4,602,000	170
*,3	Guangdong Highsun Group Co. Ltd. Class A	906,503	78
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	—
*,3	Yango Group Co. Ltd. Class A	1,591,019	—
			188,607
Egypt (0.1%)
	Talaat Moustafa Group	3,743,035	4,108
*	Palm Hills Developments SAE	3,684,818	629
	Madinet Masr For Housing & Development	5,274,287	498
	Heliopolis Housing	1,293,378	258
			5,493
Finland (0.3%)
*	Kojamo OYJ	680,202	8,633
	Citycon OYJ	342,983	1,475
			10,108
France (3.1%)
*	Unibail-Rodamco-Westfield	381,593	36,991
	Klepierre SA	821,363	31,353
	Gecina SA	194,035	19,068
	Covivio SA	198,968	12,882
*	Carmila SA	237,243	4,661
	Mercialys SA	329,258	4,071
	ICADE	115,568	2,747
*	Nexity SA	180,134	2,347
	Altarea SCA	18,729	2,312
			116,432
Germany (4.1%)
	Vonovia SE	3,058,526	94,923
	LEG Immobilien SE (XETR)	276,932	21,981
*	Aroundtown SA	3,254,076	11,735
	TAG Immobilien AG	651,950	10,482
	Deutsche Wohnen SE	194,024	4,922
	Grand City Properties SA	254,538	3,209
	Hamborner REIT AG	264,665	1,715
	PATRIZIA SE	137,653	1,228
	Deutsche EuroShop AG	42,137	905
*,1	BRANICKS Group AG	157,829	366
			151,466
Greece (0.1%)
*	LAMDA Development SA	308,031	2,339
*	Dimand SA	32,190	354
			2,693
Hong Kong (7.5%)
	Sun Hung Kai Properties Ltd.	5,603,941	66,561
	Link REIT	9,598,786	53,482
	CK Asset Holdings Ltd.	6,773,613	31,038
	Hongkong Land Holdings Ltd.	3,845,312	23,228
	Wharf Real Estate Investment Co. Ltd.	5,750,652	18,257
	Henderson Land Development Co. Ltd.	4,856,936	16,996
	Sino Land Co. Ltd.	13,958,022	16,089
	Swire Properties Ltd.	3,857,800	10,340
	Wharf Holdings Ltd.	3,515,652	9,998
	Hang Lung Properties Ltd.	6,733,932	6,935
	Kerry Properties Ltd.	2,161,332	5,771
	Hang Lung Group Ltd.	3,026,103	5,467
	Hysan Development Co. Ltd.	2,204,655	4,387
*,1	New World Development Co. Ltd.	5,032,000	4,121
	Fortune REIT	5,594,861	3,596
	Champion REIT	6,999,512	1,949
	Sunlight REIT	2,979,400	860
	SF REIT	1,965,000	751
*,3	Jiayuan International Group Ltd.	15,242,000	336

		Shares	Market Value ($000)
*,3	Datang Group Holdings Ltd.	1,172,000	75
			280,237
India (3.7%)
	DLF Ltd.	2,390,602	21,261
	Embassy Office Parks REIT	3,244,849	14,630
[2]	Macrotech Developers Ltd.	1,037,436	14,506
*	Godrej Properties Ltd.	514,741	12,273
	Phoenix Mills Ltd.	703,936	11,880
	Prestige Estates Projects Ltd.	639,954	11,824
	Oberoi Realty Ltd.	432,396	8,005
*	Brigade Enterprises Ltd.	508,957	5,819
[2]	Brookfield India Real Estate Trust	1,533,340	5,501
	Nexus Select Trust	3,211,556	5,387
[2]	Mindspace Business Parks REIT	835,400	3,936
	Anant Raj Ltd.	497,676	3,186
	Sobha Ltd. (XNSE)	147,434	2,678
*	Embassy Developments Ltd.	1,779,515	2,131
*	SignatureGlobal India Ltd.	150,973	1,969
	Mahindra Lifespace Developers Ltd.	388,780	1,644
*	Valor Estate Ltd.	740,899	1,556
	NESCO Ltd.	81,983	1,285
*	Max Estates Ltd.	199,244	1,100
	Sunteck Realty Ltd.	203,707	909
	Ganesh Housing Corp. Ltd.	82,182	834
*	TARC Ltd.	379,127	795
*	Unitech Ltd.	9,110,002	746
*	Puravankara Ltd.	218,270	716
	Keystone Realtors Ltd.	100,619	712
*	Hubtown Ltd.	155,993	594
	Arvind SmartSpaces Ltd.	74,275	526
	Ashiana Housing Ltd.	140,680	507
*	Hemisphere Properties India Ltd.	327,950	470
	Kolte-Patil Developers Ltd.	85,696	404
*	Shriram Properties Ltd.	362,915	372
	Shipping Corp. of India Land & Assets Ltd.	606,662	348
	Alembic Ltd.	263,179	334
*	Awfis Space Solutions Ltd.	46,976	318
*,3	Advent Hotels International Pvt Ltd.	74,089	265
			139,421
Indonesia (0.4%)
	Pantai Indah Kapuk Dua Tbk PT	6,890,000	6,909
	Ciputra Development Tbk PT	32,345,791	1,802
*	Bumi Serpong Damai Tbk PT	26,921,427	1,290
	Pakuwon Jati Tbk PT	55,750,928	1,191
	Summarecon Agung Tbk PT	38,672,181	967
	Bangun Kosambi Sukses PT	2,081,600	757
*	Lippo Karawaci Tbk PT	125,396,549	632
	Kawasan Industri Jababeka Tbk PT	50,702,900	582
	Puradelta Lestari Tbk PT	30,019,100	251
*,3	Hanson International Tbk PT	444,252,900	—
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			14,381
Ireland (0.1%)
	Irish Residential Properties REIT plc	1,944,599	2,164
Israel (2.6%)
	Azrieli Group Ltd.	135,015	13,265
*	Big Shopping Centers Ltd.	58,656	11,172
	Melisron Ltd.	93,671	10,785
	Mivne Real Estate KD Ltd.	2,143,305	8,079
	Alony Hetz Properties & Investments Ltd.	599,161	6,246
	Amot Investments Ltd.	840,602	5,731
	Reit 1 Ltd.	722,107	4,735
	Mega Or Holdings Ltd.	84,537	3,966
*	Airport City Ltd.	213,320	3,804
	Aura Investments Ltd.	546,491	3,649
	YH Dimri Construction & Development Ltd.	29,229	3,175
	Israel Canada T.R Ltd.	575,851	2,861
	Sella Capital Real Estate Ltd.	833,644	2,571

		Shares	Market Value ($000)
	Summit Real Estate Holdings Ltd.	131,255	2,491
	Blue Square Real Estate Ltd.	19,865	2,272
	Africa Israel Residences Ltd.	23,190	1,868
	Menivim- The New REIT Ltd.	2,807,254	1,817
*	Electra Real Estate Ltd.	107,737	1,450
	G City Ltd.	384,380	1,377
	Isras Investment Co. Ltd.	4,605	1,250
	Gav-Yam Lands Corp. Ltd.	99,457	1,110
	Prashkovsky Investments & Construction Ltd.	27,550	1,056
	Property & Building Corp. Ltd.	8,285	838
	Land Development Nimrodi Group Ltd.	75,944	806
*	Hagag Group Real Estate Development	110,433	692
			97,066
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	201,736	757
Japan (22.0%)
	Mitsui Fudosan Co. Ltd.	10,341,871	92,439
	Mitsubishi Estate Co. Ltd.	4,649,645	87,053
	Daiwa House Industry Co. Ltd.	2,327,774	76,958
	Sumitomo Realty & Development Co. Ltd.	1,769,867	64,652
	Nippon Building Fund Inc.	31,631	29,016
	Daito Trust Construction Co. Ltd.	228,025	23,345
	Hulic Co. Ltd.	2,425,837	23,137
	Japan Real Estate Investment Corp.	26,437	21,443
	Japan Metropolitan Fund Investment	26,727	19,439
	Nomura Real Estate Master Fund Inc.	16,060	16,914
	KDX Realty Investment Corp.	15,018	16,139
	GLP J-Reit	17,849	15,641
	Tokyu Fudosan Holdings Corp.	2,196,644	15,490
	Nippon Prologis REIT Inc.	26,938	14,537
	Daiwa House REIT Investment Corp.	8,536	14,275
	Orix JREIT Inc.	10,268	13,423
	Tokyo Tatemono Co. Ltd.	777,083	13,004
	Invincible Investment Corp.	28,405	12,634
	United Urban Investment Corp.	11,376	12,491
	Nomura Real Estate Holdings Inc.	2,011,145	11,145
	Advance Residence Investment Corp.	10,646	10,980
	Japan Hotel REIT Investment Corp.	18,943	10,411
	Japan Prime Realty Investment Corp.	14,827	9,740
	Sekisui House REIT Inc.	16,266	8,450
	Mitsui Fudosan Logistics Park Inc.	11,967	8,023
	Industrial & Infrastructure Fund Investment Corp.	9,414	7,703
	Nippon Accommodations Fund Inc.	9,360	7,333
	Activia Properties Inc.	7,872	6,725
	LaSalle Logiport REIT	6,732	6,407
	Japan Logistics Fund Inc.	10,289	6,387
	Daiwa Securities Living Investments Corp.	8,929	6,050
	Daiwa Office Investment Corp.	2,565	5,959
	AEON REIT Investment Corp.	6,503	5,544
	Mori Hills REIT Investment Corp.	6,073	5,488
[1]	Frontier Real Estate Investment Corp.	9,533	5,438
	Comforia Residential REIT Inc.	2,647	5,199
	Hulic REIT Inc.	4,670	5,092
	NTT UD REIT Investment Corp.	5,444	4,690
	Mori Trust REIT Inc.	9,418	4,583
	Tokyu REIT Inc.	3,452	4,489
	Mitsubishi Estate Logistics REIT Investment Corp.	5,623	4,481
	NIPPON REIT Investment Corp.	6,556	4,104
	Japan Excellent Inc.	4,422	4,091
	Star Asia Investment Corp.	9,952	3,865
	Hoshino Resorts REIT Inc.	2,170	3,765
	Starts Corp. Inc.	124,200	3,755
	Heiwa Real Estate REIT Inc.	3,850	3,610
	Global One Real Estate Investment Corp.	3,707	3,505
	Fukuoka REIT Corp.	2,907	3,480
	Heiwa Real Estate Co. Ltd.	236,364	3,461
	Leopalace21 Corp.	695,250	3,276
	Katitas Co. Ltd.	190,692	3,198

		Shares	Market Value ($000)
[1]	Kasumigaseki Capital Co. Ltd.	25,000	3,172
	Hankyu Hanshin REIT Inc.	2,595	2,746
	Ichigo Office REIT Investment Corp.	3,762	2,383
	CRE Logistics REIT Inc.	2,316	2,293
	Mirai Corp.	7,048	2,143
	Takara Leben Real Estate Investment Corp.	3,361	2,100
	SOSiLA Logistics REIT Inc.	2,698	2,098
	Tosei Corp.	104,300	2,011
	Ichigo Inc.	709,300	1,878
	Samty Residential Investment Corp.	2,714	1,777
	Keihanshin Building Co. Ltd.	156,200	1,612
	One REIT Inc.	895	1,587
	Sun Frontier Fudousan Co. Ltd.	99,300	1,390
	Arealink Co. Ltd.	69,600	1,169
	Goldcrest Co. Ltd.	51,240	1,121
	Starts Proceed Investment Corp.	883	1,100
	Sankei Real Estate Inc.	1,732	1,097
	ESCON Japan REIT Investment Corp.	1,321	1,089
	JSB Co. Ltd.	41,606	1,077
	Tosei REIT Investment Corp.	1,129	1,065
	Mirarth Holdings Inc.	406,452	1,040
	Health Care & Medical Investment Corp.	1,329	1,014
	Nippon Commercial Development Co. Ltd.	63,100	990
	Dear Life Co. Ltd.	98,000	830
	TOC Co. Ltd.	170,029	824
	SRE Holdings Corp.	37,600	786
	Tokaido REIT Inc.	1,051	767
	Ichigo Hotel REIT Investment Corp.	875	763
	LA Holdings Co. Ltd.	18,600	755
*,1	TKP Corp.	61,400	738
	Marimo Regional Revitalization REIT Inc.	931	679
	XYMAX REIT Investment Corp.	871	674
	Mugen Estate Co. Ltd.	49,500	641
	Nippon Hotel & Residential Investment Corp.	1,174	593
	Star Mica Holdings Co. Ltd.	81,800	540
	Japan Property Management Center Co. Ltd.	48,800	379
	Nisshin Group Holdings Co. Ltd.	92,100	320
*,1	Miyakoshi Holdings Inc.	23,700	201
			819,899
Kuwait (0.5%)
	Mabanee Co. KPSC	2,632,037	7,621
	Commercial Real Estate Co. KSC	5,354,393	3,317
*	Kuwait Real Estate Co. KSC	2,481,862	2,910
	Salhia Real Estate Co. KSCP	1,688,419	2,276
*	National Real Estate Co. KPSC	3,977,311	1,139
*	Al Mazaya Holding Co. KSCP	1,803,389	435
			17,698
Malaysia (0.9%)
	Sime Darby Property Bhd.	12,922,700	4,479
	Sunway REIT	7,509,634	3,938
	IGB REIT	5,248,400	3,418
	IOI Properties Group Bhd.	6,779,900	3,359
	Axis REIT	6,005,900	2,800
	SP Setia Bhd. Group	10,192,500	2,664
	Eco World Development Group Bhd. (XKLS)	4,728,000	2,250
	Pavilion REIT	4,221,000	1,757
	Mah Sing Group Bhd.	6,317,925	1,719
	OSK Holdings Bhd.	5,198,500	1,591
	Matrix Concepts Holdings Bhd.	4,926,763	1,543
	Eastern & Oriental Bhd.	5,348,800	1,043
	UEM Sunrise Bhd.	5,560,665	969
	Capitaland Malaysia Trust	5,857,200	892
	YTL Hospitality REIT	2,725,500	721
	KSL Holdings Bhd.	1,503,000	569
	Lagenda Properties Bhd.	1,433,100	405
	LBS Bina Group Bhd.	3,385,000	367
			34,484

		Shares	Market Value ($000)
Mexico (1.3%)
	Fibra Uno Administracion SA de CV	10,339,285	14,727
	Prologis Property Mexico SA de CV	3,755,553	14,116
	Corp. Inmobiliaria Vesta SAB de CV	3,287,450	9,250
	Fibra MTY SAPI de CV	7,918,600	5,621
[2]	FIBRA Macquarie Mexico	2,806,172	4,605
			48,319
Netherlands (0.5%)
[2]	CTP NV	445,292	9,444
	Eurocommercial Properties NV	162,211	4,951
	Wereldhave NV	137,305	2,810
	NSI NV	67,266	1,652
			18,857
New Zealand (0.1%)
	Goodman Property Trust	3,881,983	4,594
Norway (0.1%)
*,2	Entra ASA	262,921	3,229
	Public Property Invest A/S	504,718	1,206
			4,435
Philippines (1.0%)
	SM Prime Holdings Inc.	42,901,507	17,030
	Ayala Land Inc.	21,716,660	9,279
	AREIT Inc.	4,191,720	3,017
	RL Commercial REIT Inc.	19,707,400	2,653
	Robinson's Land Corp.	6,028,772	1,497
	Megaworld Corp.	40,297,100	1,372
	MREIT Inc.	5,040,900	1,242
	Citicore Energy REIT Corp.	9,589,000	606
			36,696
Poland (0.0%)
	Murapol SA	40,945	433
Qatar (0.3%)
	Barwa Real Estate Co.	7,952,946	6,128
	United Development Co. QSC	6,336,623	1,796
*	Ezdan Holding Group QSC	5,844,372	1,788
*	Mazaya Real Estate Development QPSC	1,700,464	287
			9,999
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
Saudi Arabia (1.0%)
*	Dar Al Arkan Real Estate Development Co.	1,965,655	9,999
[2]	Arabian Centres Co. Ltd.	810,972	4,482
	Arriyadh Development Co.	424,499	3,618
	Retal Urban Development Co.	818,622	3,232
*	Emaar Economic City	954,717	3,192
*	Saudi Real Estate Co.	488,385	2,393
	Al Rajhi REIT	867,226	1,947
	Sedco Capital REIT Fund	532,938	983
	Alandalus Property Co.	167,486	872
	Sumou Real Estate Co.	68,066	713
	Riyad REIT Fund	471,991	666
	Bonyan REIT	234,841	578
	Alkhabeer REIT	361,339	552
	Derayah REIT	373,032	542
	Alinma Hospitality REIT Fund	221,068	480
	Al Maather REIT Fund	173,790	429
	Alinma Retail REIT Fund	302,849	363
	Mulkia Gulf Real Estate REIT Fund	291,135	360
	Musharaka Real Estate Income Fund	265,888	296
	Alahli REIT Fund 1	147,129	272
			35,969
Singapore (5.8%)
	CapitaLand Integrated Commercial Trust	20,924,592	35,330
	CapitaLand Ascendas REIT	13,085,284	28,017

		Shares	Market Value ($000)
	Capitaland Investment Ltd.	8,501,738	18,107
	Keppel DC REIT	6,787,037	12,351
	Mapletree Industrial Trust	7,735,191	12,058
	Mapletree Logistics Trust	12,612,023	11,215
	UOL Group Ltd.	1,726,878	9,129
	City Developments Ltd.	1,826,090	8,645
	Frasers Centrepoint Trust	5,048,788	8,610
	Mapletree Pan Asia Commercial Trust	8,616,241	8,538
	Frasers Logistics & Commercial Trust	10,902,552	7,363
	Suntec REIT	8,189,927	7,290
	CapitaLand Ascott Trust	9,525,712	6,557
	Keppel REIT	8,966,715	6,544
	ESR-REIT	2,363,436	5,005
	Parkway Life REIT	1,556,497	4,822
	Capitaland India Trust	3,770,542	3,450
	Lendlease Global Commercial REIT	6,525,789	2,755
	AIMS APAC REIT	2,390,188	2,555
	CapitaLand China Trust	4,371,108	2,553
	Stoneweg Europe Stapled Trust	1,243,666	2,242
	Starhill Global REIT	5,328,568	2,211
	OUE REIT	8,556,900	1,943
	Far East Hospitality Trust	4,015,492	1,852
	Digital Core REIT Management Pte. Ltd.	3,304,700	1,728
	CDL Hospitality Trusts	2,490,399	1,529
	Sasseur REIT	1,982,800	1,029
*	Yanlord Land Group Ltd.	2,049,604	909
*	Keppel Pacific Oak US REIT	3,041,000	635
	Prime US REIT	2,949,540	533
*	Manulife US REIT	6,388,110	418
*,1	Yoma Strategic Holdings Ltd.	4,608,600	335
*,3	EC World REIT	1,188,500	238
			216,496
South Africa (1.7%)
	NEPI Rockcastle NV	2,245,805	17,168
	Growthpoint Properties Ltd.	12,785,065	10,003
	Redefine Properties Ltd.	26,802,231	7,093
	Fortress Real Estate Investments Ltd. Class B	4,485,222	5,201
	Vukile Property Fund Ltd.	4,056,491	4,554
	Resilient REIT Ltd.	1,110,848	3,986
	Hyprop Investments Ltd.	1,420,315	3,575
	Equites Property Fund Ltd.	3,083,143	2,701
	Attacq Ltd.	2,600,669	2,064
	Fairvest Ltd. Class B	6,323,925	1,929
	SA Corporate Real Estate Ltd.	9,373,985	1,588
[1]	Stor-Age Property REIT Ltd.	1,669,377	1,461
	Burstone Group Ltd.	2,230,564	1,004
			62,327
South Korea (0.3%)
[1]	ESR Kendall Square REIT Co. Ltd.	704,703	2,156
	SK REITs Co. Ltd.	542,897	1,885
	Shinhan Alpha REIT Co. Ltd.	393,952	1,562
	LOTTE REIT Co. Ltd.	538,925	1,490
	JR Global REIT	689,477	1,226
[1]	IGIS Value Plus REIT Co. Ltd.	190,652	607
[1]	Koramco Life Infra Reit Co. Ltd.	173,160	552
			9,478
Spain (0.8%)
	Merlin Properties Socimi SA	1,467,506	20,319
	Inmobiliaria Colonial Socimi SA	1,259,880	8,344
[2]	Aedas Homes SA	34,178	822
			29,485
Sweden (3.4%)
*	Fastighets AB Balder Class B	2,672,345	18,044
	Castellum AB	1,575,736	17,937
	Sagax AB Class B	789,264	16,705
	Wihlborgs Fastigheter AB	994,383	9,772
	Fabege AB	899,723	7,536
	Wallenstam AB Class B	1,625,277	7,366

		Shares	Market Value ($000)
	Catena AB	152,255	6,878
	Pandox AB	378,491	6,736
	Nyfosa AB	602,332	5,222
	Hufvudstaden AB Class A	429,214	5,194
	Cibus Nordic Real Estate AB publ	235,049	4,165
	NP3 Fastigheter AB	120,856	3,196
	Atrium Ljungberg AB Class B	909,152	2,941
	Dios Fastigheter AB	389,622	2,560
*,1	Samhallsbyggnadsbolaget i Norden AB	4,564,172	2,288
	Sagax AB Class D	619,736	2,100
	Platzer Fastigheter Holding AB Class B	233,912	1,667
*,1	Sveafastigheter AB	284,746	1,093
	FastPartner AB Class A	189,465	967
	Corem Property Group AB Class B	2,118,472	945
*,1	Neobo Fastigheter AB	438,185	760
*	Samhallsbyggnadsbolaget i Norden AB Class D	590,485	473
	Corem Property Group AB Class D	4,104	99
			124,644
Switzerland (2.6%)
	Swiss Prime Site AG (Registered)	298,207	41,245
	PSP Swiss Property AG (Registered)	170,326	28,898
	Allreal Holding AG (Registered)	55,498	12,553
	Mobimo Holding AG (Registered)	26,929	10,547
	Intershop Holding AG	20,699	3,832
*,1	Peach Property Group AG	107,535	773
			97,848
Taiwan (1.4%)
	Highwealth Construction Corp.	6,380,679	8,719
	Ruentex Development Co. Ltd.	6,877,483	6,865
	Huaku Development Co. Ltd.	1,005,730	3,199
	Sakura Development Co. Ltd.	1,367,714	2,975
*	Kindom Development Co. Ltd.	1,382,900	2,305
[1]	Advancetek Enterprise Co. Ltd.	964,000	2,250
	Chong Hong Construction Co. Ltd.	820,297	2,241
	Farglory Land Development Co. Ltd.	989,631	2,045
*	Da-Li Development Co. Ltd.	1,334,508	2,025
	JSL Construction & Development Co. Ltd.	681,705	1,785
	Delpha Construction Co. Ltd.	1,820,000	1,731
	Cathay Real Estate Development Co. Ltd.	2,396,100	1,490
	Fu Hua Innovation Co. Ltd.	1,146,383	1,275
	Prince Housing & Development Corp.	3,945,478	1,200
	Yea Shin International Development Co. Ltd.	1,306,499	1,162
	Hung Sheng Construction Ltd.	1,377,520	1,059
	Radium Life Tech Co. Ltd.	2,719,304	1,024
[1]	Yungshin Construction & Development Co. Ltd.	315,000	845
	Crowell Development Corp.	920,850	823
	Shin Ruenn Development Co. Ltd.	401,751	804
	Hong Pu Real Estate Development Co. Ltd.	764,194	696
	Sweeten Real Estate Development Co. Ltd.	632,000	665
	Hua Yu Lien Development Co. Ltd.	265,491	641
	Huang Hsiang Construction Corp.	481,406	628
	KEE TAI Properties Co. Ltd.	1,399,547	588
*,1	King's Town Construction Co. Ltd.	417,000	575
	Jean Co. Ltd.	614,000	541
*	Shining Building Business Co. Ltd.	1,688,869	526
	Kuo Yang Construction Co. Ltd.	886,802	521
	GTM Holdings Corp.	482,000	497
	Hung Ching Development & Construction Co. Ltd.	436,000	390
	San Far Property Ltd.	545,000	357
	Pacific Construction Co.	1,040,000	334
*,1	We&Win Diversification Co. Ltd.	515,000	333
	Founding Construction & Development Co. Ltd.	571,000	317
*,1	We & Win Development Co. Ltd.	762,000	271
*,3	Taiwan Land Development Corp.	2,224,000	—
			53,702
Thailand (0.8%)
	Central Pattana PCL	5,009,000	7,983
	CPN Retail Growth Leasehold REIT	8,814,481	3,044
	WHA Corp. PCL	27,052,086	2,935

		Shares	Market Value ($000)
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,370,996	1,772
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,794,000	1,654
	Land & Houses PCL (Registered)	13,236,500	1,543
	MBK PCL (XBKK)	2,913,532	1,503
	Axtra Future City Freehold & Leasehold REIT	4,244,500	1,477
	Supalai PCL	2,519,681	1,202
	Sansiri PCL	25,039,825	1,132
	Amata Corp. PCL	2,104,523	1,022
	LH Hotel Leasehold REIT Class F	2,853,800	1,022
	BA Airport Leasehold REIT	2,825,900	825
	IMPACT Growth REIT	2,674,200	789
	AP Thailand PCL	3,459,120	766
	Quality Houses PCL	16,482,200	719
	Bangkok Land PCL	31,580,895	483
	SC Asset Corp. PCL	6,892,940	377
	Pruksa Holding PCL	2,319,700	317
*	Pruksa Real Estate PCL	3,024,500	206
[1]	Origin Property PCL Class F	3,151,798	183
			30,954
Turkiye (0.5%)
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,214,036	3,517
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,287,546	1,956
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,210,818	1,698
	Yeni Gimat Gayrimenkul Ortakligi A/S	707,207	1,524
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,127,956	1,200
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	562,897	1,011
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,778,320	849
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,740,256	782
	AKIS Gayrimenkul Yatirimi A/S	4,394,000	759
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,543,666	535
*	Ronesans Gayrimenkul Yatirim A/S	158,746	535
	Pasifik Gayrimenkul Yatirim Ortakligi	7,752,874	511
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	297,937	489
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	6,695,898	481
*	Ozak Gayrimenkul Yatirim Ortakligi	1,416,441	467
*	Ahes Gayrimenkul Yatirim Ortakligi A/S	715,867	412
*	Servet Gayrimenkul Yatirim Ortakligi A/S	3,199,875	254
			16,980
United Arab Emirates (4.1%)
	Emaar Properties PJSC	22,996,637	95,236
	Aldar Properties PJSC	14,034,447	36,267
	Emaar Development PJSC	2,971,091	12,125
*	RAK Properties PJSC	5,436,802	2,273
	TECOM Group PJSC	2,225,354	2,069
*	Union Properties PJSC	7,841,291	1,862
	Deyaar Development PJSC	4,102,700	1,159
*	Eshraq Investments PJSC	4,809,904	699
*	Manazel PJSC	4,911,685	463
			152,153
United Kingdom (7.0%)
	Segro plc	5,029,320	42,864
	LondonMetric Property plc	8,614,949	21,681
	Land Securities Group plc	2,770,894	21,072
	Tritax Big Box REIT plc	9,214,700	17,140
	British Land Co. plc	3,718,318	17,089
	UNITE Group plc	1,543,121	15,214
	Shaftesbury Capital plc	7,254,548	15,118
	Derwent London plc	417,282	10,606
	Big Yellow Group plc	730,917	9,012
	International Workplace Group plc	2,850,058	8,316
	Sirius Real Estate Ltd.	5,627,285	7,725
	Grainger plc	2,765,476	7,477
	Assura plc	11,166,149	7,353
	Safestore Holdings plc	813,874	7,217
	Hammerson plc	1,798,940	7,030
	Great Portland Estates plc	1,511,583	6,763
	Primary Health Properties plc	4,982,643	6,311
	Supermarket Income REIT plc	4,637,546	4,881
	Empiric Student Property REIT plc	2,460,216	3,127

		Shares	Market Value ($000)
	Target Healthcare REIT plc	2,298,829	3,012
	Workspace Group plc	518,077	2,717
	PRS REIT plc	1,935,591	2,699
	Warehouse Reit plc	1,497,275	2,257
	Picton Property Income Ltd.	1,967,256	2,038
	Custodian Property Income REIT plc	1,638,918	1,710
	NewRiver REIT plc	1,767,548	1,655
	Schroder REIT Ltd.	1,818,607	1,252
	Helical plc	396,113	1,183
[2]	Social Housing REIT plc	1,261,793	1,147
[2]	Regional REIT Ltd.	599,739	979
	AEW UK REIT plc	599,290	834
	Life Science REIT plc	1,217,575	635
	CLS Holdings plc	559,499	492
*,3	Home REIT plc	1,698,690	269
	Abrdn Property Income Trust Ltd.	1,380,808	99
			258,974
Total Common Stocks (Cost $4,146,776)			3,698,237
Warrants (0.0%)
*	Origin Property PCL Exp. 5/18/2028 (Cost $—)	787,949	5
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.367% (Cost $50,359)	503,650	50,360
Total Investments (100.8%) (Cost $4,197,135)			3,748,602
Other Assets and Liabilities—Net (-0.8%)			(28,525)
Net Assets (100%)			3,720,077
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,705.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $73,507, representing 2.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $44,605 was received for securities on loan, of which $44,602 is held in Vanguard Market Liquidity Fund and $3 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2025	61	7,971	(131)
MSCI Emerging Markets Index	September 2025	49	3,034	6
Topix Index	September 2025	6	1,173	49
				(76)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	9/17/2025	EUR	3,094	USD	3,616	—	(73)
Standard Chartered Bank	9/17/2025	GBP	1,185	USD	1,569	—	(4)
State Street Bank & Trust Co.	9/17/2025	HKD	22,336	USD	2,857	—	—
UBS AG	9/17/2025	INR	676,528	USD	7,865	—	(154)
JPMorgan Chase Bank, N.A.	9/17/2025	JPY	462,843	USD	3,177	—	(91)
BNP Paribas	9/17/2025	JPY	155,222	USD	1,089	—	(54)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/17/2025	USD	3,562	AUD	5,448	58	—
UBS AG	9/17/2025	USD	250	AUD	383	4	—
State Street Bank & Trust Co.	9/17/2025	USD	531	BRL	3,006	—	—
Citibank, N.A.	9/17/2025	USD	609	CAD	829	9	—
State Street Bank & Trust Co.	9/17/2025	USD	3,607	CHF	2,925	—	(15)
JPMorgan Chase Bank, N.A.	9/17/2025	USD	7,950	EUR	6,911	38	—
State Street Bank & Trust Co.	9/17/2025	USD	3,652	GBP	2,692	96	—
BNP Paribas	9/17/2025	USD	5,241	HKD	40,829	17	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	8,536	JPY	1,223,874	375	—
State Street Bank & Trust Co.	9/17/2025	USD	1,692	JPY	250,613	20	—
Goldman Sachs International	9/17/2025	USD	910	JPY	135,139	9	—
UBS AG	9/17/2025	USD	603	MXN	11,608	—	(10)
UBS AG	9/17/2025	USD	2,079	SEK	19,822	48	—
BNP Paribas	9/17/2025	USD	1,054	SGD	1,346	14	—
BNP Paribas	9/17/2025	USD	755	ZAR	13,472	18	—
						706	(401)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Allos SA	10/16/2025	CITNA	2,854	(4.338)	17	—
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/2026	CITNA	2,419	(4.338)	—	(12)
China Vanke Co. Ltd. Class A	1/24/2026	CITNA	1,880	(4.338)	—	(9)
Multiplan Empreendimentos Imobiliarios SA	8/29/2025	BANA	3,615	(4.338)	136	—
Poly Developments & Holdings Group Co. Ltd. Class A	1/24/2026	CITNA	2,885	(4.338)	—	(14)
					153	(35)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	147,409	3,546,918	3,910	3,698,237
Warrants	5	—	—	5
Temporary Cash Investments	50,360	—	—	50,360
Total	197,774	3,546,918	3,910	3,748,602
Derivative Financial Instruments
Assets
Futures Contracts[1]	55	—	—	55
Forward Currency Contracts	—	706	—	706
Swap Contracts	—	153	—	153
Total	55	859	—	914
Liabilities
Futures Contracts[1]	(131)	—	—	(131)
Forward Currency Contracts	—	(401)	—	(401)
Swap Contracts	—	(35)	—	(35)
Total	(131)	(436)	—	(567)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.